Acquisitions and divestitures (Details Narrative) - USD ($) $ in Millions	1 Months Ended
	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Apr. 30, 2024
IfrsStatementLineItems [Line Items]
Estimated cash inflow		$ 1,000
GIP [Member]
IfrsStatementLineItems [Line Items]
Impairment loss	$ 117
Alianca Energia [Member]
IfrsStatementLineItems [Line Items]
Net of estimated reduction		$ 200
PTVI [Member]
IfrsStatementLineItems [Line Items]
Reversal of impairment and gains (losses) on disposal of non-current assets, net			$ 1,059
Cumulative translation adjustments amount			1,063
Remeasurement fair value of remaining interest amount			657
Net loss			$ 661
Energy Transition Metals Business [Member]
IfrsStatementLineItems [Line Items]
Aggregated amount				$ 2,455
Gain from the sale amount				895
Transactions with noncontrolling shareholders				$ 1,514